Common Stock and Preferred Stock (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 24, 2026	Mar. 19, 2026	Feb. 18, 2026	Oct. 23, 2024	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 19, 2026	Oct. 22, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						250,000,000		250,000,000	250,000,000
Common stock, par value						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued						631,080		9,214	46
Common stock, shares outstanding						631,080		9,214	46
Dividends, Cash								$ 0
Preferred stock, shares authorized						1,000,000		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Sale of stock consideration				$ 23,900,000
[custom:StockIssuedDuringPeriodValueIssuanceOfCommonStockUponInvestment]						$ 622,000
Warrants exercise price											$ 30,000
Sarborg Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodValueIssuanceOfCommonStockUponInvestment]			$ 600,000
Warrants exercise price										$ 0.025
Sarborg Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Method Investment, Ownership Percentage										20.00%
Sarborg Limited [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Method Investment, Ownership Percentage										20.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					3,000
[custom:StockIssuedDuringPeriodSharesIssuanceOfCommonStockUponInvestmentShares]						2,392
[custom:StockIssuedDuringPeriodValueIssuanceOfCommonStockUponInvestment]
Common Stock [Member] | Sarborg Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodSharesIssuanceOfCommonStockUponInvestmentShares]			2,392
Common Stock [Member] | Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock consideration				$ 23,900,000		$ 400,000	$ 11,900,000	$ 19,800,000	$ 3,200,000
Sale of stock, percentage						3.00%		3.00%
Sale of Stock, Number of Shares Issued in Transaction						28,501	736	4,457	11
Payments of Stock Issuance Costs							$ 400,000	$ 700,000	$ 200,000
Common Stock [Member] | SARBORG Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding										439,915
Warrants exercise price										$ 0.025
Pre-funded Warrants [Member] | Sarborg Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued, shares		439,915
Cashless exercise, shares		439,821
Pre-funded Warrants [Member] | SARBORG Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued, shares	14,743	439,915